Feb. 28, 2018
ABERDEEN INVESTMENT FUNDS
Aberdeen Select International Equity Fund
(the “Fund”)

Supplement dated December 20, 2018 to the Fund’s Summary Prospectus, Statutory Prospectus,
and Statement of Additional Information each dated February 28, 2018, as supplemented to date

On December 13, 2018, the Board of Trustees of Aberdeen Investment Funds (the “Board”) approved changes to the principal investment strategies of the Fund. In connection with these changes, the portfolio management team of the Fund will change, the Fund’s benchmark will change and the fees that the Fund pays its investment adviser will be reduced. Additionally, the Board authorized the payment of sub-transfer agency fees by the Fund as well as an overall expense limitation agreement each as described in more detail below. Each of the changes shall take effect on or about February 28, 2019.

Beginning February 28, 2019, in addition to its normal investment process, and in recognition that the market is not efficient at pricing the fundamentals that drive a company’s share price when the company undergoes or faces material change, the Fund’s investment team will focus on securing and analyzing information about the fast changing corporate prospects of companies, concentrating on the most important factors that drive the market price of the investment, which is based on first-hand research and disciplined company evaluation.

The Fund will expand its purchase and sale of forward foreign currency exchange contracts and other financial derivative instruments for the following purposes:

•	to manage the Fund’s currency exposure;

•	as a substitute for taking a position in the underlying asset (where the Adviser feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

•
to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure); and

•	as a hedging strategy

The Fund expects that in the short term, the Fund’s portfolio turnover will increase as the Fund realigns its portfolio as a result of these changes in its investment style and strategies. The Fund expects that the increased portfolio turnover will lead to increased transaction costs, but it does not anticipate that the changes will result in higher taxes as the Fund’s existing capital loss carryforwards should negate the impact of any realized capital gains.

The Fund’s Management Fees will be reduced to 0.80%. Also, Aberdeen Investment Funds and Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) have entered into written contracts limiting operating expenses to 1.10% for Institutional Class and 1.35% for Class A shares of the Fund, which may not be terminated before February 28, 2021 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Fund will be authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid so long as the expense remain under certain limits.

ABERDEEN INVESTMENT FUNDS
Aberdeen Select International Equity Fund II
(the “Fund”)

Supplement dated December 20, 2018 to the Fund’s Summary Prospectus, Statutory Prospectus,
and Statement of Additional Information each dated February 28, 2018, as supplemented to date

On December 13, 2018, the Board of Trustees of Aberdeen Investment Funds (the “Board”) approved a change in the Fund’s name to the “Aberdeen Global Equity Impact Fund” and related changes to the principal investment strategies of the Fund. In connection with these changes, the portfolio management team of the Fund will change and the Fund’s fees that the Fund pays its investment adviser will be reduced. Additionally, the Board authorized the payment of sub-transfer agency fees by the Fund as well as an overall expense limitation agreement as described in more detail below. Each of the changes described herein shall take effect on or about February 28, 2019.

The Fund’s new policy, which will be non-fundamental, will be to invest, under normal circumstances, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Beginning February 28, 2019, the Fund will seek to invest in securities of companies that aim to create positive measurable environmental and/or social impacts.

Aberdeen Asset Management, Inc. (the “Adviser”) will select investments for the Fund based on an evaluation of the important factors that drive a company’s share price, as well as the company’s environmental and social impact practices. In recognition that the market is not efficient at pricing the fundamentals that drive a company’s share price when the company undergoes or faces a material change, the investment team will focus on securing and analyzing information about the fast changing corporate prospects of companies, concentrating on the most important factors that drive the market price of the investment. Once it identifies an investment opportunity, the Adviser will assess the company’s ability to deliver positive outcomes for the environment and society in areas such as, but not limited to, circular economy (i.e. optimal reuse of resources), sustainable energy, food and agriculture, water and sanitation, health and social care, financial inclusion, sustainable real estate and infrastructure and education and employment. These areas may change from time to time. The Adviser generally will align its impact assessment to the United Nations Sustainable Development Goals.

Under normal market conditions, the Fund will invest significantly (at least 40% — unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in non-U.S. companies. Under normal market conditions, the Fund will invest in securities from at least three different countries. A company will be considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria: the company

•	is organized under the laws of, or has its principal office in, a country outside the U.S.;

•	has its principal securities trading market in a country outside the U.S.; and/or

•	derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

The Fund expects to expand its purchase and sale of certain derivatives instruments, including futures contracts, options and forward foreign currency exchange contracts following purposes:

•	to manage the Fund’s currency exposure;

•	as a substitute for taking a position in the underlying asset (where the Adviser feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

•
to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure); and

•	as a hedging strategy

The Fund will begin comparing its performance to the MSCI All Country World Index.

The Fund expects in the short term, the Fund’s portfolio turnover will increase as the Fund realigns its portfolio as a result of these changes in its investment style and strategies. The Fund expects that the increased portfolio turnover will lead to increased transaction costs, but it does not anticipate that the changes will result in higher taxes as the Fund’s existing capital loss carryforwards should negate the impact of any realized capital gains.

The Fund’s Management Fees will be reduced to 0.80%. Also, Aberdeen Investment Funds and the Adviser have entered into written contracts limiting operating expenses to 1.10% for Institutional Class and 1.35% for Class A shares of the Fund, which may not be terminated before February 28, 2021 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Fund will be authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid so long as the expense remain under certain limits.